UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:      1
                                                --------------

         This Amendment (Check only one):   | |  is a restatement
                                            |X| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, NY  10012


Form 13F File Number:      028-11711
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Anthony L. Davis
Title:      Managing Member of Anchorage Advisors Management, LLC
Phone:      212-432-4600

Signature, Place and Date of Signing:


     /s/ Anthony L. Davis          New York, New York        February 29, 2008
-----------------------------      --------------------      -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                      ------------------------

Form 13F Information Table Entry Total:                          4
                                                      ------------------------

Form 13F Information Table Value Total:                       $79,192
                                                      ------------------------
                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

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
                                                       ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                   Quarter Ended December 31, 2007

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                             CLASS                 VALUE      SHRS OR PRN   SH/  PUT/  INVESTMENT   OTHER           VOTING AUTHORITY
                             -----                 ------     -----------   ---  ----  ----------   -----           ----------------
NAME OF ISSUER               TITLE     CUSIP      (X$1,000)        AMT      PRN  CALL  DISCRETION  MATTERS     SOLE    SHARED   NONE
--------------               -----     -----      ---------        ---      ---  ----  ----------  -------     ----    ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ABITIBIBOWATER INC            COM    003687100        21074      1022500    SH         SOLE                 1022500
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW               COM    60467R100        1028         26370    SH         SOLE                   26370
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME HLDGS INC     COM    Y62196103        3210        262000    SH         SOLE                  262000
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                COM    89346D107        53880      1613000    SH         SOLE                  1613000
------------------------------------------------------------------------------------------------------------------------------------